SHARE CAPITAL (Tables)	12 Months Ended
Jan. 31, 2023
Equity [Abstract]
Schedule for continuity of common stock [Table Text Block]
	Number of shares	Common stock
	#	$
Balance, January 31, 2021	117,057,860	103,636,830
Shares issued - Phantom Farm warrants exercises (1)	456,100	533,326
Shares issued - EFF commitment (2)	19,774	21,787
Shares issued - Guaranteed warrants (3)	1,214,080	-
Shares issued - Settlement of Earn out shares (4)	1,300,000	677,939
Share-based compensation	-	366,469
Balance, January 31, 2022	120,047,814	105,236,351
Share-based compensation	-	209,441
Balance, January 31, 2023	120,047,814	105,445,792

Schedule of warrants activity [Table Text Block]
	Warrants outstanding	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2021	11,894,746	1.32	1.96
Exercised	(4,616,100)	1.05
Expired	(4,038,646)	1.73
Balance, January 31, 2022	3,240,000	1.18	2.10
Balance, January 31, 2023	3,240,000	1.18	1.10

Schedule of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of warrants
	C$	#
December 31, 2023	1.00	632,400
January 30, 2024	1.00	1,407,600
May 24, 2024	1.50	1,200,000
		3,240,000

Schedule of stock option activity [Table Text Block]
	Options outstanding and exercisable	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance January 31, 2021	6,965,000	1.22	2.05
Expired	(1,350,000)	2.80
Balance, January 31, 2022	5,615,000	0.84	1.45
Granted	600,000	0.70
Expired	(1,405,000)	1.25
Balance, January 31, 2023	4,810,000	0.75	0.86

Schedule of stock options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Outstanding	Exercisable
	C$	#	#
August 17, 2023	0.70	3,560,000	3,560,000
January 28, 2024	1.50	150,000	150,000
October 9, 2024	1.00	500,000	500,000
February 10, 2025	0.70	600,000	199,998
		4,810,000	4,409,998

Schedule for weighted average assumptions of stock options [Table Text Block]
	2023	2022
Stock price	C$0.61
Exercise price	C$0.70
Risk-free rate	1.60%	-
Expected life of options	3 years	-
Annualized volatility	80%	-
Dividend rate	0%	-